Portfolio of Investments	/ 1
Longleaf Partners International Fund
September 30, 2024 (Unaudited)

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
Compagnie Financiere Richemont SA (Switzerland)	228,835	$36,342,128	4.8%
Samsonite International S.A. (Hong Kong)	5,070,900	13,725,263	1.8
		50,067,391	6.6
Asset Management
Exor N.V. (Netherlands)	258,852	27,757,739	3.7
Banking
HDFC Bank Ltd. (India)	1,468,537	30,258,423	4.0
Beverages
Becle S.A.B. de C.V. (Mexico)	17,552,009	27,636,747	3.7
Chemicals
Kansai Paint Company Ltd. (Japan)	1,036,000	18,505,077	2.4
LANXESS AG (Germany)	757,573	23,988,442	3.2
		42,493,519	5.6
Commercial Support Services
Eurofins Scientific (France)	565,595	35,869,437	4.8
Consumer Cyclical
Katitas Company, Ltd. (Japan)	1,439,700	20,083,354	2.7
Entertainment Content
Vivendi S.A. (France)	2,605,733	30,152,091	4.0
Food
Glanbia PLC (Ireland)	2,136,300	37,607,063	5.0
Gruma, S.A.B. DE C.V. (Mexico)	1,478,217	27,394,466	3.6
Premier Foods PLC (United Kingdom)	17,751,082	43,526,285	5.8
		108,527,814	14.4
Home & Office Products
Man Wah Holdings Limited (Hong Kong)	30,077,500	24,768,822	3.3
Internet Media & Services
Delivery Hero SE (Germany)	869,313	35,059,032	4.6
NAVER Corporation (South Korea)	148,197	18,950,292	2.5
Prosus N.V.(a) (Netherlands)	845,302	36,951,962	4.9
		90,961,286	12.0
Leisure Facilities & Services
Accor SA (France)	998,075	43,398,396	5.7
Domino’s Pizza Group PLC (United Kingdom)	6,907,395	27,717,166	3.7
Entain PLC (United Kingdom)	1,511,301	15,441,621	2.1
H World Group Ltd. (China)	905,200	3,407,546	0.5
H World Group Ltd. - ADR (China)	677,332	25,196,750	3.3
Jollibee Foods Corporation (Philippines)	6,818,370	32,733,904	4.3
Melco Resorts & Entertainment Ltd. - ADR(a) (Hong Kong)	3,053,733	23,788,580	3.2
		171,683,963	22.8
Technology Services
Allfunds Group PLC (United Kingdom)	2,857,727	17,591,656	2.3
Telecommunications
Millicom International Cellular SA(a) (Sweden)	1,217,538	33,067,971	4.4
Total Common Stocks (Cost $555,284,475)		710,920,213	94.3

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Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 4.04%, dated 9/30/2024, due 10/01/2024 Repurchase price $44,000,937 (Collateral: $44,875,920 U.S. Treasury Bonds, 3.375% due 11/15/2048, Par $50,826,200) (Cost $43,996,000)	43,996,000	$43,996,000	5.8%
Total Investments - (Cost $599,280,475)		754,916,213	100.1
Other Assets (Liabilities), Net		(686,989)	(0.1)
Net Assets		$754,229,224	100.0%

ADR - American Depositary Receipt.

(a)	Non-income producing security.